Group assets and liabilities by business type	6 Months Ended
Jun. 30, 2022
Group assets and liabilities by business type
Group assets and liabilities by business type

C1   Group assets and liabilities by business type

The analysis below is structured to show the investments and other assets and liabilities of the Group by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business.

Debt securities are analysed below according to the issuing government for sovereign debt and to credit ratings for the rest of the securities.

The Group uses the middle of the Standard & Poor’s, Moody’s and Fitch ratings, where available. Where ratings are not available from these rating agencies, local external rating agencies’ ratings and lastly internal ratings have been used. Securities with none of the ratings listed above are classified as unrated and included under the ‘below BBB- and unrated’ category. The total securities (excluding sovereign debt) that were unrated at 30 June 2022 were $1,056 million (30 June 2021: $986 million; 31 December 2021: $1,130 million). Additionally, government debt is shown separately from the rating breakdowns in order to provide a more focused view of the credit portfolio.

In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to BBB- ratings. Financial assets which fall outside this range are classified as below BBB-.

	30 Jun 2022 $m
	Asia and Africa
	Insurance
								Elimination of
							Unallocated	intra-group
	With	Unit-					to a	debtors and	Group
	-profits	linked	Other	Eastspring	Eliminations	Total	segment	creditors	total
	note (i)	note (i)	note (i)
Debt securities:
Sovereign debt
Indonesia	496	614	445	9	—	1,564	—	—	1,564
Singapore	3,176	525	767	54	—	4,522	—	—	4,522
Thailand	—	—	1,222	—	—	1,222	—	—	1,222
United Kingdom	—	5	—	—	—	5	—	—	5
United States	20,961	22	3,262	—	—	24,245	—	—	24,245
Vietnam	—	13	2,813	—	—	2,826	—	—	2,826
Other (predominantly Asia)	1,940	709	3,334	27	—	6,010	—	—	6,010
Subtotal	26,573	1,888	11,843	90	—	40,394	—	—	40,394
Other government bonds
AAA	1,361	77	131	—	—	1,569	—	—	1,569
AA+ to AA-	101	13	27	—	—	141	—	—	141
A+ to A-	757	125	257	—	—	1,139	—	—	1,139
BBB+ to BBB-	288	44	64	—	—	396	—	—	396
Below BBB- and unrated	234	20	424	—	—	678	—	—	678
Subtotalnote(vi)	2,741	279	903	—	—	3,923	—	—	3,923
Corporate bonds
AAA	1,055	171	392	—	—	1,618	—	—	1,618
AA+ to AA-	1,890	363	1,594	—	—	3,847	—	—	3,847
A+ to A-	7,020	529	4,129	—	—	11,678	—	—	11,678
BBB+ to BBB-	7,657	1,419	3,948	1	—	13,025	—	—	13,025
Below BBB- and unrated	2,507	424	1,395	—	—	4,326	—	—	4,326
Subtotalnote(vi)	20,129	2,906	11,458	1	—	34,494	—	—	34,494
Asset-backed securities
AAA	135	5	95	—	—	235	—	—	235
AA+ to AA-	6	1	4	—	—	11	—	—	11
A+ to A-	22	—	14	—	—	36	—	—	36
BBB+ to BBB-	14	—	8	—	—	22	—	—	22
Below BBB- and unrated	2	1	1	—	—	4	—	—	4
Subtotalnote(vi)	179	7	122	—	—	308	—	—	308
Total debt securitiesnote(ii)	49,622	5,080	24,326	91	—	79,119	—	—	79,119
Loans:
Mortgage loans	—	—	141	—	—	141	—	—	141
Policy loans	1,392	—	378	—	—	1,770	—	—	1,770
Other loans	509	—	9	—	—	518	—	—	518
Total loans	1,901	—	528	—	—	2,429	—	—	2,429
Equity securities and holdings in collective investment schemes:
Direct equities	11,344	11,305	2,088	60	—	24,797	325	—	25,122
Collective investment schemes	21,802	6,901	3,668	2	—	32,373	2	—	32,375
Total equity securities and holdings in collective investment schemes	33,146	18,206	5,756	62	—	57,170	327	—	57,497
Other financial investmentsnote (iii)	1,164	377	2,427	96	—	4,064	880	—	4,944
Total financial investments	85,833	23,663	33,037	249	—	142,782	1,207	—	143,989
Investment properties	—	—	35	–	—	35	—	—	35
Investments in joint ventures and associates accounted for using the equity method	—	—	1,715	295	—	2,010	—	—	2,010
Cash and cash equivalents	785	768	1,977	149	—	3,679	2,736	—	6,415
Reinsurers' share of insurance contract liabilities	2	—	2,748	—	—	2,750	—	—	2,750
Other assetsnote (iv)	1,557	172	9,298	709	(56)	11,680	3,419	(3,410)	11,689
Total assets	88,177	24,603	48,810	1,402	(56)	162,936	7,362	(3,410)	166,888

Shareholders' equity	—	—	13,308	1,043	—	14,351	1,758	—	16,109
Non-controlling interests	—	—	42	121	—	163	–	—	163
Total equity	—	—	13,350	1,164	—	14,514	1,758	—	16,272

Contract liabilities and unallocated surplus of with-profits funds	78,981	23,037	26,079	—	—	128,097	—	—	128,097
Core structural borrowings	—	—	—	—	—	—	4,266	—	4,266
Operational borrowings	128	3	89	12	—	232	622	—	854
Other liabilitiesnote (v)	9,068	1,563	9,292	226	(56)	20,093	716	(3,410)	17,399
Total liabilities	88,177	24,603	35,460	238	(56)	148,422	5,604	(3,410)	150,616
Total equity and liabilities	88,177	24,603	48,810	1,402	(56)	162,936	7,362	(3,410)	166,888

	31 Dec 2021 $m
	Asia and Africa
	Insurance
								Elimination of
							Unallocated	intra-group
	With	Unit-					to a	debtors and	Group
	-profits	linked	Other	Eastspring	Eliminations	Total	segment	creditors	total
	note (i)	note (i)	note (i)
Debt securities:
Sovereign debt
Indonesia	414	598	609	11	—	1,632	—	—	1,632
Singapore	3,684	550	1,068	126	—	5,428	—	—	5,428
Thailand	—	—	1,577	3	—	1,580	—	—	1,580
United Kingdom	—	7	—	—	—	7	226	—	233
United States	28,552	47	3,525	—	—	32,124	—	—	32,124
Vietnam	—	20	3,022	—	—	3,042	—	—	3,042
Other (predominantly Asia)	2,030	720	4,001	21	—	6,772	—	—	6,772
Subtotal	34,680	1,942	13,802	161	—	50,585	226	—	50,811
Other government bonds
AAA	1,472	86	246	—	—	1,804	—	—	1,804
AA+ to AA-	45	2	12	—	—	59	—	—	59
A+ to A-	667	119	304	—	—	1,090	—	—	1,090
BBB+ to BBB-	121	16	116	—	—	253	—	—	253
Below BBB- and unrated	204	15	450	—	—	669	—	—	669
Subtotalnote(vi)	2,509	238	1,128	—	—	3,875	—	—	3,875
Corporate bonds
AAA	1,222	236	411	—	—	1,869	—	—	1,869
AA+ to AA-	2,203	359	1,858	—	—	4,420	—	—	4,420
A+ to A-	9,046	675	5,294	—	—	15,015	—	—	15,015
BBB+ to BBB-	9,523	1,711	5,105	—	—	16,339	—	—	16,339
Below BBB- and unrated	4,009	678	1,827	—	—	6,514	—	—	6,514
Subtotalnote(vi)	26,003	3,659	14,495	—	—	44,157	—	—	44,157
Asset-backed securities
AAA	88	6	74	—	—	168	—	—	168
AA+ to AA-	6	1	4	—	—	11	—	—	11
A+ to A-	26	—	17	—	—	43	—	—	43
BBB+ to BBB-	15	—	9	—	—	24	—	—	24
Below BBB- and unrated	2	2	1	—	—	5	—	—	5
Subtotalnote(vi)	137	9	105	—	—	251	—	—	251
Total debt securitiesnote(ii)	63,329	5,848	29,530	161	—	98,868	226	—	99,094
Loans:
Mortgage loans	—	—	150	—	—	150	—	—	150
Policy loans	1,365	—	368	—	—	1,733	—	—	1,733
Other loans	668	—	11	—	—	679	—	—	679
Total loans	2,033	—	529	—	—	2,562	—	—	2,562
Equity securities and holdings in collective investment schemes:
Direct equities	10,290	12,812	2,286	84	—	25,472	683	—	26,155
Collective investment schemes	23,950	7,704	3,787	3	—	35,444	2	—	35,446
Total equity securities and holdings in collective investment schemes	34,240	20,516	6,073	87	—	60,916	685	—	61,601
Other financial investmentsnote (iii)	1,561	149	2,318	106	—	4,134	1,088	—	5,222
Total financial investments	101,163	26,513	38,450	354	—	166,480	1,999	—	168,479
Investment properties	—	—	38	—	—	38	—	—	38
Investments in joint ventures and associates accounted for using the equity method	—	—	1,878	305	—	2,183	—	—	2,183
Cash and cash equivalents	905	911	1,444	181	—	3,441	3,729	—	7,170
Reinsurers' share of insurance contract liabilities	225	—	9,528	—	—	9,753	—	—	9,753
Other assetsnote (iv)	1,184	166	9,191	759	(51)	11,249	3,608	(3,378)	11,479
Total assets	103,477	27,590	60,529	1,599	(51)	193,144	9,336	(3,378)	199,102

Shareholders' equity	—	—	14,289	1,120	—	15,409	1,679	—	17,088
Non-controlling interests	—	—	45	131	—	176	—	—	176
Total equity	—	—	14,334	1,251	—	15,585	1,679	—	17,264

Contract liabilities and unallocated surplus of with-profits funds	94,002	25,651	37,646	—	—	157,299	—	—	157,299
Core structural borrowings	—	—	—	—	—	—	6,127	—	6,127
Operational borrowings	142	—	106	18	—	266	595	—	861
Other liabilitiesnote (v)	9,333	1,939	8,443	330	(51)	19,994	935	(3,378)	17,551
Total liabilities	103,477	27,590	46,195	348	(51)	177,559	7,657	(3,378)	181,838
Total equity and liabilities	103,477	27,590	60,529	1,599	(51)	193,144	9,336	(3,378)	199,102

Notes

(i)	'With-profits’ comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Unit-linked’ comprises the assets and liabilities held in the unit-linked funds. ‘Other’ includes assets and liabilities of other participating business and other non-linked shareholder-backed business.
(ii)	Of the Group’s debt securities, the following amounts were held by the consolidated investment funds:

	2022 $m	2021 $m
Continuing operations:	30 Jun	31 Dec
Debt securities held by consolidated investment funds	12,090	15,076

(iii)	Other financial investments comprise derivative assets and deposits.
(iv)	Of total ‘Other assets’ at 30 June 2022, there are:

–   Property, plant and equipment (PPE) of $405 million (31 December 2021: $478 million). During half year 2022, the Group made additions of $26 million of PPE (half year 2021: $24 million), of which $12 million relates to right-of-use assets (half year 2021: $5 million).

–   Premiums receivable of $718 million (31 December 2021: $912 million), of which $688 million (31 December 2021: $872 million) are due within one year.

(v)	Within ‘Other liabilities’ at 30 June 2022 are accruals, deferred income and other liabilities of $8,103 million (31 December 2021: $7,983 million), of which $5,737 million (31 December 2021: $5,972 million) are due within one year.
(vi)	The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor’s, Moody’s and Fitch Solutions and their respective affiliates and suppliers (‘Content Providers’) is referred to here as the ‘Content’. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.